Intangible (Details) - Schedule of intangible assets - Exploration and evaluation assets [member] - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Cost [Member]
Cost
Beginning balance		S/ 100,389	S/ 88,161
Additions		5,224	5,335
Disposals		(1)	(726)
Transfers		4,707	7,619
Ending balance		110,319	100,389
Cost [Member] | IT applications [Member]
Cost
Beginning balance		25,145	13,814
Additions		4,954	3,712
Disposals		(1)
Transfers		4,173	7,619
Ending balance		34,271	25,145
Cost [Member] | Finite life intangible [Member]
Cost
Beginning balance	[1]	24,543	24,543
Additions	[1]
Disposals	[1]
Transfers	[1]
Ending balance	[1]	24,543	24,543
Cost [Member] | Indefinite life intangible [Member]
Cost
Beginning balance	[1]	1,975	1,975
Additions	[1]
Disposals	[1]
Transfers	[1]
Ending balance	[1]	1,975	1,975
Cost [Member] | Exploration cost and mining evaluation [Member]
Cost
Beginning balance	[2]	48,726	47,829
Additions	[2]	270	1,623
Disposals	[2]		(726)
Transfers	[2]	534
Ending balance	[2]	49,530	48,726
Accumulated amortization [member]
Cost
Beginning balance		19,554	13,811
Additions		7,656	5,802
Disposals			(59)
Ending balance		27,210	19,554
Accumulated amortization [member] | IT applications [Member]
Cost
Beginning balance		9,176	6,706
Additions		4,168	2,470
Disposals
Ending balance		13,344	9,176
Accumulated amortization [member] | Finite life intangible [Member]
Cost
Beginning balance	[1]	3,256	802
Additions	[1]	2,454	2,454
Disposals	[1]
Ending balance	[1]	5,710	3,256
Accumulated amortization [member] | Indefinite life intangible [Member]
Cost
Beginning balance	[1]	71	71
Additions	[1]
Disposals	[1]
Ending balance	[1]	71	71
Accumulated amortization [member] | Exploration cost and mining evaluation [Member]
Cost
Beginning balance	[2]	7,051	6,232
Additions	[2]	1,034	878
Disposals	[2]		(59)
Ending balance	[2]	8,085	7,051
Impairment of assets [Member]
Cost
Beginning balance		33,469	33,469
Ending balance		33,469	33,469
Impairment (b)
Net Value		49,640	47,366
Impairment of assets [Member] | IT applications [Member]
Cost
Beginning balance
Ending balance
Impairment (b)
Net Value		20,927	15,969
Impairment of assets [Member] | Finite life intangible [Member]
Cost
Beginning balance	[1]
Ending balance	[1]
Impairment (b)
Net Value	[1]	18,833	21,287
Impairment of assets [Member] | Indefinite life intangible [Member]
Cost
Beginning balance	[1]
Ending balance	[1]
Impairment (b)
Net Value	[1]	1,904	1,904
Impairment of assets [Member] | Exploration cost and mining evaluation [Member]
Cost
Beginning balance	[2]	33,469	33,469
Ending balance	[2]	33,469	33,469
Impairment (b)
Net Value	[2]	S/ 7,976	S/ 8,206

[1]	During the year 2018, the Group acquired brand and other intangibles for an amount of S/25,152,000 from a third party, which were recorded using the acquisition method reflecting their fair values at the acquisition date. See note 1.2.
[2]	As of December 31, 2020 and 2019, the exploration and evaluation assets include mainly capital expenditures related to the coal project and to other minor projects related to the cement business.